Segmental Information - Summary of Segment by Customer Location (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	$ (2,029,238)	$ (1,312,315)	[1]
Intercompany Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	2,000
Isle of Man
Disclosure Of Operating Segments [Line Items]
Revenue	(375,702)	$ (378,714)
Isle of Man | Intercompany Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,000

[1]	Certain amounts were reclassified in the comparative period. See note 2.